Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) [Line Items]
Net income (loss)	$ 2,229,792	$ 1,967,610	$ (131,735)
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	931,725	(2,370,400)	740,566
Gain (loss) on cash flow hedge	(8,431)	796	6,873
Deferred income tax on gain (loss) on cash flow hedge	1,408	(202)	(1,744)
Other fair value adjustments through other comprehensive income	(25)	(2,786)	(13,143)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	865	18,272	11,181
Income tax on gain associated with pension and other postretirement benefit obligations	(169)	(4,636)	(2,837)
Total other comprehensive income (loss)	925,373	(2,358,956)	740,896
Comprehensive Income (loss)	3,155,165	(391,346)	609,161
Comprehensive Income on subsidiaries
Total comprehensive income (loss)	3,155,165	(391,346)	609,161
Total comprehensive income attributable to:
Company shareholders	3,091,844	(756,387)	567,326
Non-controlling interest	63,321	365,041	41,835
Total comprehensive income attributable	3,155,165	(391,346)	609,161
Restricted subsidiaries [Member]
Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) [Line Items]
Net income (loss)	1,151,154	867,013	(448,791)
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	608,422	(2,143,985)	586,106
Gain (loss) on cash flow hedge	(8,971)	889	7,625
Deferred income tax on gain (loss) on cash flow hedge	1,408	(202)	(1,744)
Other fair value adjustments through other comprehensive income	(25)	(2,786)	(13,143)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	189	5,215	4,113
Income tax on gain associated with pension and other postretirement benefit obligations		(4,636)	(2,837)
Total other comprehensive income (loss)	601,023	(2,145,505)	580,120
Comprehensive Income (loss)	1,752,177	(1,278,492)	131,329
Comprehensive Income on subsidiaries	1,402,988	887,146	477,832
Total comprehensive income (loss)	3,155,165	(391,346)	609,161
Total comprehensive income attributable to:
Company shareholders	3,341,205	(599,348)	651,890
Non-controlling interest	(186,040)	208,002	(42,729)
Total comprehensive income attributable	3,155,165	(391,346)	609,161
Unrestricted subsidiaries [Member]
Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) [Line Items]
Net income (loss)	1,078,638	1,100,597	317,056
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments	323,303	(226,415)	154,460
Gain (loss) on cash flow hedge	540	(93)	(752)
Deferred income tax on gain (loss) on cash flow hedge
Other fair value adjustments through other comprehensive income
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations	676	13,057	7,068
Income tax on gain associated with pension and other postretirement benefit obligations	(169)
Total other comprehensive income (loss)	324,350	(213,451)	160,776
Comprehensive Income (loss)	1,402,988	887,146	477,832
Comprehensive Income on subsidiaries
Total comprehensive income (loss)	1,402,988	887,146	477,832
Total comprehensive income attributable to:
Company shareholders	1,153,627	730,107	393,268
Non-controlling interest	249,361	157,039	84,564
Total comprehensive income attributable	1,402,988	887,146	477,832
Eliminations [Member]
Supplemental Financial Information - Schedule of Consolidated Statements of Comprehensive Income (Details) [Line Items]
Net income (loss)
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on foreign currency translation adjustments
Gain (loss) on cash flow hedge
Deferred income tax on gain (loss) on cash flow hedge
Other fair value adjustments through other comprehensive income
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations
Income tax on gain associated with pension and other postretirement benefit obligations
Total other comprehensive income (loss)
Comprehensive Income (loss)
Comprehensive Income on subsidiaries	(1,402,988)	(887,146)	(477,832)
Total comprehensive income (loss)	(1,402,988)	(887,146)	(477,832)
Total comprehensive income attributable to:
Company shareholders	(1,402,988)	(887,146)	(477,832)
Non-controlling interest
Total comprehensive income attributable	$ (1,402,988)	$ (887,146)	$ (477,832)